STOCKHOLDERS' EQUITY (Details 2) - $ / shares	Jun. 30, 2024	Dec. 31, 2023
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number		29,237,632
2033 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	29,237,632
Exercise Price 1.2056
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number		29,237,632
Share-Based Compensation Arrangement by Share-Based Payment Award, Per Share Weighted Average Price of Shares Purchased		$ 1.2056
Exercise Price 1.2056 | 2033 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Per Share Weighted Average Price of Shares Purchased	$ 1.2056
Exercise Price 1.2056 | 2033 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	29,237,632